Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) - JPY (¥) ¥ in Millions		3 Months Ended				6 Months Ended
		Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2021		Sep. 30, 2020		Mar. 31, 2021
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		¥ 79,539		¥ 91,860		¥ 79,995		¥ 56,836
Reclassification to allowance for investment in operating leases	[1]							(312)
Provision (Reversal)		2,886		4,272		5,112		12,531
Allowance of purchased loans during the reporting period		1,537		302		1,752		340
Charge-offs		(4,954)	[2]	(9,187)	[2]	(7,902)	[3]	(14,258)	[3]
Recoveries		44		175		102		358
Other	[4]	232		(627)		225		(445)
Ending balance		79,284		86,795		79,284		86,795
Collective (pool) assessment		57,901		62,943		57,901		62,943		¥ 58,141
Individual assessment		21,383		23,852		21,383		23,852		21,854
Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance								88,269
Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		16,335		16,219		16,522		11,692
Reclassification to allowance for investment in operating leases	[1]							0
Provision (Reversal)		399		449		672		1,464
Allowance of purchased loans during the reporting period		0		0		0		0
Charge-offs		(521)	[2]	(381)	[2]	(998)	[3]	(604)	[3]
Recoveries		8				10		8
Recoveries				(2)
Other	[4]	22		(79)		37		96
Ending balance		16,243		16,206		16,243		16,206
Collective (pool) assessment		12,758		9,090		12,758		9,090		13,267
Individual assessment		3,485		7,116		3,485		7,116		3,255
Net investment in leases | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance								15,242
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		28,963		36,322		29,010		20,542
Reclassification to allowance for investment in operating leases	[1]							0
Provision (Reversal)		1,330		956		2,786		4,007
Allowance of purchased loans during the reporting period		0		0		0		0
Charge-offs		(1,509)	[2]	(2,975)	[2]	(3,025)	[3]	(5,178)	[3]
Recoveries		9		162		22		251
Other	[4]	16		(115)		16		228
Ending balance		28,809		34,350		28,809		34,350
Collective (pool) assessment		24,611		30,168		24,611		30,168		24,761
Individual assessment		4,198		4,182		4,198		4,182		4,249
Consumer | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance								35,042
Corporate | Non-recourse loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		2,982		3,755		3,482		1,786
Reclassification to allowance for investment in operating leases	[1]							0
Provision (Reversal)		(50)		(273)		(545)		124
Allowance of purchased loans during the reporting period		0		0		0		0
Charge-offs		0	[2]	0	[2]	0	[3]	0	[3]
Recoveries		0		0		0		0
Other	[4]	41		(68)		36		(97)
Ending balance		2,973		3,414		2,973		3,414
Collective (pool) assessment		2,739		3,193		2,739		3,193		3,250
Individual assessment		234		221		234		221		232
Corporate | Non-recourse loans | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance								3,387
Corporate | Other than non-recourse loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		23,228		31,646		23,141		20,209
Reclassification to allowance for investment in operating leases	[1]							0
Provision (Reversal)		407		2,570		698		6,149
Allowance of purchased loans during the reporting period		0		0		0		0
Charge-offs		(1,281)	[2]	(5,374)	[2]	(1,495)	[3]	(7,903)	[3]
Recoveries		13		16		50		69
Other	[4]	146		(437)		119		(828)
Ending balance		22,513		28,421		22,513		28,421
Collective (pool) assessment		16,516		18,618		16,516		18,618		15,372
Individual assessment		5,997		9,803		5,997		9,803		7,769
Corporate | Other than non-recourse loans | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance								30,934
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[5]	1,815		1,152		1,835		1,458
Reclassification to allowance for investment in operating leases	[1],[5]							0
Provision (Reversal)	[5]	(66)		393		(86)		5
Allowance of purchased loans during the reporting period	[5]	1,537		302		1,752		340
Charge-offs	[5]	(1,589)	[2]	(340)	[2]	(1,811)	[3]	(427)	[3]
Recoveries	[5]	7				9		30
Recoveries	[5]			(1)
Other	[4],[5]	(2)		2		3		102	[3]
Ending balance	[5]	1,702		1,508		1,702		1,508
Collective (pool) assessment	[5]	639		664		639		664		681
Individual assessment	[5]	1,063		844		1,063		844		1,154
Purchased loans | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[5]							1,458
Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[6]	6,216		2,766		6,005		1,149
Reclassification to allowance for investment in operating leases	[1],[5]							(312)
Provision (Reversal)	[6]	866		177		1,587		782
Allowance of purchased loans during the reporting period	[6]	0		0		0		0
Charge-offs		(54)	[2],[6]	(117)	[2],[6]	(573)	[3],[6]	(146)	[3],[5]
Recoveries	[6]	7		0		11		0
Other	[4]	9	[6]	70	[6]	14	[6]	54	[5]
Ending balance	[6]	7,044		2,896		7,044		2,896
Collective (pool) assessment	[6]	638		1,210		638		1,210		810
Individual assessment	[6]	¥ 6,406		¥ 1,686		¥ 6,406		1,686		¥ 5,195
Other financial assets measured at amortized cost | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[6]							2,206
Accounting Standards Update 2016-13 [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance								31,745
Accounting Standards Update 2016-13 [Member] | Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance								3,550
Accounting Standards Update 2016-13 [Member] | Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance								14,500
Accounting Standards Update 2016-13 [Member] | Corporate | Non-recourse loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance								1,601
Accounting Standards Update 2016-13 [Member] | Corporate | Other than non-recourse loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance								10,725
Accounting Standards Update 2016-13 [Member] | Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[5]							0
Accounting Standards Update 2016-13 [Member] | Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[6]							¥ 1,369

[1]	The allowance for accrued lease payments for receivable from operating leases was reclassified to the investment in operating leases balance on April 1, 2020, due to the application of the Credit Losses Standard.
[2]	Included in Charge-off in write-offs of purchased loans were ¥302 million and ¥1,537 million during three months ended September 30, 2020 and 2021, respectively.
[3]	Included in Charge-off in write-offs of purchased loans were ¥340 million and ¥1,752 million during six months ended September 30, 2020 and 2021, respectively.
[4]	Other mainly includes foreign currency translation adjustments and decreases in allowance related to sales of subsidiaries.
[5]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely. Due to the adoption of Credit Losses Standard, allowance of ¥176,714 million was recorded as credit loss gross-up treatment for purchased loans on April 1, 2020, and the same amount has been charged-off.
[6]	Other financial assets measured at amortized cost includes the allowance for credit losses on financial receivables, such as loans to affiliates and accounts receivable. The provision for credit losses of loans to affiliates recorded in equity in net income (loss) of affiliates were ¥261 million and ¥637 million during six months ended September 30, 2020 and 2021, respectively. In addition, the allowance for credit losses on loans to affiliates recorded as a reduction in investment in affiliates were ¥1,050 million and ¥1,713 million as of March 31, 2021 and September 30, 2021, respectively.